General information, statement of compliance and basis of presentation- Narrative (Details) shares in Millions, $ in Millions				6 Months Ended
	Sep. 13, 2023 USD ($)	Jun. 30, 2023 EUR (€)	May 18, 2022 shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Aug. 15, 2023 EUR (€)	Jul. 07, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of changes in accounting estimates
Net loss for the period				€ 28,099,000	€ 26,357,000
Net decrease in cash and cash equivalents				19,759,000	20,900,000
Accumulated deficit		€ 282,958,000		282,958,000				€ 227,282,000
Working capital				(22,953,000)	(21,437,000)
Going concern minimum cash balance		25,300,000		25,300,000
Cash and cash equivalents		21,629,000		21,629,000	€ 63,021,000			€ 41,388,000	€ 83,921,000
Underwriting agreement, maximum number of shares issued (in shares) | shares			5.2
Going Concern Reuirements
Disclosure of changes in accounting estimates
Going concern minimum cash balance						€ 15,000,000
Major collaboration agreement | Janssen Pharmaceutica NV
Disclosure of changes in accounting estimates
Upfront fees receivable | $							$ 30
Proceeds from shares issued | $	$ 5
Janssen Pharmaceutica NV
Disclosure of changes in accounting estimates
Potential conditional funding		25,000,000		€ 25,000,000
Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of changes in accounting estimates
Working capital		€ (22,700,000)